Capital and financial risk management - Level 3 financial instruments (Details) - EUR (€) € in Millions		12 Months Ended
	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Capital and financial risk management
Decrease of the valuation Redeemable Preference Shares		€ 0
Increase of the valuation Redeemable Preference Shares		€ 0
Zegona Communications Plc [Member] | Vodafone Spain, Discontinued Operations [Member]
Capital and financial risk management
Non Cash Consideration From Losing Control Of Subsidiaries	€ 900
Redeemable Preference Shares [Member]
Capital and financial risk management
Expected volatility, share options granted		10.00%
Level 3
Capital and financial risk management
Embedded derivative asset		€ 0	€ 22
Level 3 | Equity Security [Member] | Zegona shares [Member]
Capital and financial risk management
Financial assets at fair value through profit or loss		937
Bank borrowings secured against Indian assets
Capital and financial risk management
Secured bank borrowings	€ 1,720	€ 0	1,700
Bank borrowings secured against Indian assets | Level 3
Capital and financial risk management
Embedded derivative asset			€ 22